                                                                             '98


Nationwide(R) VA Separate Account - B
December 31, 1998

[The BEST of AMERICA(R) LOGO]


                                                                   ANNUAL REPORT

AMERICA'S

Exclusive

ANNUITY(SM)

                                                    [LOGO]

                                   Nationwide Life and Annuity Insurance Company
                                          Home Office: Columbus, Ohio

                              [NATIONWIDE LOGO]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                            [PRESIDENT'S PICTURE]

                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 1998 annual report of the Nationwide VA Separate Account-B.

Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.

                           /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 16, 1999

                        NATIONWIDE VA SEPARATE ACCOUNT-B

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998

ASSETS:

   Investments at market value:

      American Century VP - American Century VP Balanced (ACVPBal)
         477,539 shares (cost $3,775,070) ................................................................   $  3,982,676

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         172,002 shares (cost $1,470,154) ................................................................      1,551,459

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         365,805 shares (cost $2,304,831) ................................................................      2,480,156

      American Century VP - American Century VP International (ACVPInt)
         1,792,850 shares (cost $12,805,392) .............................................................     13,661,514

      American Century VP - American Century VP Value (ACVPValue)
         487,250 shares (cost $3,237,726) ................................................................      3,279,192

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         175,374 shares (cost $5,038,308) ................................................................      5,450,615

      Dreyfus Stock Index Fund (DryStkIx)
         1,663,418 shares (cost $48,502,031) .............................................................     54,094,350

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         135,139 shares (cost $4,364,796) ................................................................      4,879,867

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         152,633 shares (cost $3,211,720) ................................................................      3,454,084

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         1,929,188 shares (cost $46,479,811) .............................................................     49,039,964

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         692,084 shares (cost $26,780,369) ...............................................................     31,053,812

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         2,771,740 shares (cost $32,949,014) .............................................................     31,958,161

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         283,588 shares (cost $5,514,054) ................................................................      5,685,938

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         529,881 shares (cost $8,982,275) ................................................................      9,622,631

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         1,559,973 shares (cost $32,816,811) .............................................................     38,125,751

                                                                    (Continued)

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         940,163 shares (cost $18,680,207) ...............................................................     21,510,931

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         55,433 shares (cost $357,063) ...................................................................        338,139

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,114,253 shares (cost $27,767,193) .............................................................     29,627,984

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,289,475 shares (cost $15,364,944) .............................................................     15,073,960

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         50,069,223 shares (cost $50,069,223) ............................................................     50,069,223

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         52,327 shares (cost $479,709) ...................................................................        496,579

      Nationwide SAT - Small Company Fund (NSATSmCo)
         547,930 shares (cost $7,784,774) ................................................................      8,772,363

      Nationwide SAT - Total Return Fund (NSATTotRe)
         717,083 shares (cost $12,579,450) ...............................................................     13,194,329

      Neuberger &Berman AMT - Growth Portfolio (NBAMTGro)
         124,021 shares (cost $2,923,736) ................................................................      3,260,513

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         49,970 shares (cost $619,318) ...................................................................        691,584

      Neuberger &Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         644,612 shares (cost $8,880,370) ................................................................      8,908,532

      Neuberger &Berman AMT - Partners Portfolio (NBAMTPart)
         1,300,066 shares (cost $23,290,016) .............................................................     24,610,253

      Oppenheimer VAF - Bond Fund (OppBdFd)
         870,502 shares (cost $10,443,019) ...............................................................     10,724,588

      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         450,692 shares (cost $9,332,374) ................................................................      9,946,777

      Oppenheimer VAF - Growth Fund (OppGro)
         38,340 shares (cost $1,234,988) .................................................................      1,405,944

      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         290,347 shares (cost $4,912,367) ................................................................      4,950,408

      Strong Opportunity Fund II, Inc. (StOpp2)
         447,282 shares (cost $9,418,706) ................................................................      9,714,968

      Strong VIF - Strong Discovery Fund II (StDisc2)
         89,517 shares (cost $1,131,940) .................................................................      1,138,662

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         156,637 shares (cost $1,500,406) ................................................................      1,375,272

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         178,948 shares (cost $2,120,463) ................................................................      2,197,486

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         150,411 shares (cost $1,022,807) ................................................................      1,070,924

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         95,807 shares (cost $903,718) ...................................................................        881,425

      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         476,765 shares (cost $7,332,885) ................................................................      6,560,292

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         601,475 shares (cost $6,406,447) ................................................................      6,610,206

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         75,281 shares (cost $794,482) ...................................................................        886,811

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         685,443 shares (cost $10,740,233) ...............................................................     10,973,937
                                                                                                             ------------
            Total investments ............................................................................    503,312,260

   Accounts receivable ...................................................................................      1,074,827
                                                                                                             ------------
            Total assets .................................................................................    504,387,087

ACCOUNTS PAYABLE .........................................................................................           --
                                                                                                             ------------
CONTRACT OWNERS' EQUITY (NOTE 4) .........................................................................   $504,387,087
                                                                                                             ============

See accompanying notes to financial statements.

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-B

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                              TOTAL                          ACVPBAL
                                                   ---------------------------     ---------------------------
                                                        1998            1997            1998            1997
                                                   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $   7,818,099       3,264,187          33,348           6,748
  Mortality, expense and administration
    charges (note 2).............................    (5,643,109)     (2,625,203)        (39,181)        (14,031)
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................     2,174,990         638,984          (5,833)         (7,283)
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........   724,145,392     223,236,625       1,370,465         432,187
  Cost of mutual fund shares sold................  (716,278,224)   (214,504,322)     (1,340,497)       (400,447)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........     7,867,168       8,732,303          29,968          31,740
  Change in unrealized gain (loss) on investments    16,445,711      10,048,773         124,972          65,584
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............    24,312,879      18,781,076         154,940          97,324
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................    13,663,741       4,937,879         206,788          28,016
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........    40,151,610      24,357,939         355,895         118,057
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................   241,794,992     169,332,709       1,611,751         762,078
  Transfers between funds........................          --              --           866,011         262,407
  Redemptions....................................   (49,104,065)    (18,867,088)       (417,463)        (99,821)
  Annuity benefits ..............................        (3,683)           --              --              --
  Adjustments to maintain reserves...............       (13,743)         (2,565)            169          (2,476)
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................   192,673,501     150,463,056       2,060,468         922,188
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............   232,825,111     174,820,995       2,416,363       1,040,245
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......   271,561,976      96,740,981       1,566,336         526,091
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............  $504,387,087     271,561,976       3,982,699       1,566,336
                                                   ============    ============    ============    ============

                                                            ACVPCAPAP                        ACVPINCGR
                                                   ---------------------------      ---------------------------
                                                        1998            1997             1998            1997
                                                   -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          --              --            13,971            --
  Mortality, expense and administration
    charges (note 2).............................       (23,230)        (19,639)         (9,285)           --
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................       (23,230)        (19,639)          4,686            --
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........     1,861,327       1,970,507       3,462,801            --
  Cost of mutual fund shares sold................    (2,002,979)     (2,131,768)     (3,421,020)           --
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........      (141,652)       (161,261)         41,781            --
  Change in unrealized gain (loss) on investments       125,669          18,432         175,325            --
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............       (15,983)       (142,829)        217,106            --
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................        77,047          17,313            --              --
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........        37,834        (145,155)        221,792            --
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................       538,949         604,929         586,130            --
  Transfers between funds........................      (186,436)          3,613       1,836,457            --
  Redemptions....................................      (172,970)       (344,351)       (164,220)           --
  Annuity benefits ..............................          --              --              --              --
  Adjustments to maintain reserves...............            10            (179)         (1,953)           --
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................       179,553         264,012       2,256,414            --
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............       217,387         118,857       2,478,206            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......     1,334,061       1,215,204            --              --
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............     1,551,448       1,334,061       2,478,206            --
                                                   ============    ============    ============    ============

                        NATIONWIDE VA SEPARATE ACCOUNT-B

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                             ACVPINT                        ACVPVALUE
                                                    ---------------------------     ---------------------------
                                                       1998            1997            1998            1997
                                                   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $      39,772          22,729          12,481           1,292
  Mortality, expense and administration
    charges (note 2).............................      (159,363)        (46,316)        (39,441)        (14,045)
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................      (119,591)        (23,587)        (26,960)        (12,753)
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........    31,356,628       1,572,496       3,069,812       2,171,228
  Cost of mutual fund shares sold................   (31,185,304)     (1,357,421)     (3,124,822)     (2,031,644)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........       171,324         215,075         (55,010)        139,584
  Change in unrealized gain (loss) on investments       719,921          78,372          27,951          13,515
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............       891,245         293,447         (27,059)        153,099
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................       408,286          43,835         149,013           2,414
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........     1,179,940         313,695          94,994         142,760
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     4,813,488       2,980,677       1,438,016       1,137,286
  Transfers between funds........................     3,543,125         638,549         333,167         437,858
  Redemptions....................................      (803,970)       (167,142)       (278,803)        (25,736)
  Annuity benefits ..............................          (542)           --              (354)           --
  Adjustments to maintain reserves...............          (221)             32            (438)             13
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................     7,551,880       3,452,116       1,491,588       1,549,421
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............     8,731,820       3,765,811       1,586,582       1,692,181
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......     4,929,570       1,163,759       1,692,181            --
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $  13,661,390       4,929,570       3,278,763       1,692,181
                                                   ============    ============    ============    ============

                                                            DRYSRGRO                         DRYSTKIX
                                                    ---------------------------      ---------------------------
                                                       1998            1997             1998            1997
                                                   -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         8,472          12,102         522,901         167,679
  Mortality, expense and administration
    charges (note 2).............................       (63,111)        (25,947)       (485,796)       (139,726)
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................       (54,639)        (13,845)         37,105          27,953
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........     6,586,671       3,430,773      39,332,503       6,868,998
  Cost of mutual fund shares sold................    (6,462,288)     (3,098,404)    (36,715,362)     (5,807,826)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........       124,383         332,369       2,617,141       1,061,172
  Change in unrealized gain (loss) on investments       442,083         (19,478)      5,058,856         492,395
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............       566,466         312,891       7,675,997       1,553,567
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................       196,095          94,837          95,170         413,260
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........       707,922         393,883       7,808,272       1,994,780
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     1,619,005       1,210,701      17,316,091       9,290,153
  Transfers between funds........................        95,845       1,685,435      15,572,652       2,880,855
  Redemptions....................................      (326,063)       (387,613)     (2,773,953)       (947,321)
  Annuity benefits ..............................          --              --              --              --
  Adjustments to maintain reserves...............            28              16            (560)            273
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................     1,388,815       2,508,539      30,114,230      11,223,960
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............     2,096,737       2,902,422      37,922,502      13,218,740
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......     3,353,933         451,511      16,172,340       2,953,600
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............     5,450,670       3,353,933      54,094,842      16,172,340
                                                   ============    ============    ============    ============

                                                                    (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                              DRYCAPAP                        DRYGRINC
                                                     ---------------------------     ---------------------------
                                                        1998            1997            1998            1997
                                                   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $      22,474           2,624          24,522           6,248
  Mortality, expense and administration
    charges (note 2).............................       (34,717)         (1,353)        (33,541)         (6,686)
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................       (12,243)          1,271          (9,019)           (438)
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........     5,604,652          35,302       2,360,951         477,409
  Cost of mutual fund shares sold................    (5,779,706)        (34,746)     (2,425,101)       (459,619)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........      (175,054)            556         (64,150)         17,790
  Change in unrealized gain (loss) on investments       516,519          (1,448)        289,005         (46,641)
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............       341,465            (892)        224,855         (28,851)
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................           574             220          33,632          68,534
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........       329,796             599         249,468          39,245
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     1,296,381         188,858       1,731,959         489,118
  Transfers between funds........................     3,114,305         193,079         456,443         720,972
  Redemptions....................................      (237,901)         (4,447)       (219,063)        (13,558)
  Annuity benefits ..............................          --              --              --              --
  Adjustments to maintain reserves...............          (757)             (7)           (522)              5
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................     4,172,028         377,483       1,968,817       1,196,537
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............     4,501,824         378,082       2,218,285       1,235,782
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......       378,082            --         1,235,782            --
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $   4,879,906         378,082       3,454,067       1,235,782
                                                   ============    ============    ============    ============

                                                               FIDVIPEI                         FIDVIPGR
                                                      ---------------------------      ---------------------------
                                                         1998            1997             1998            1997
                                                    -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        438,197         204,640          96,650          94,039
  Mortality, expense and administration
    charges (note 2).............................       (540,327)       (288,383)       (299,659)       (276,160)
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................       (102,130)        (83,743)       (203,009)       (182,121)
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........     34,659,555       4,034,511      49,056,647      12,400,367
  Cost of mutual fund shares sold................    (31,406,671)     (3,594,772)    (46,848,717)    (11,364,418)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........      3,252,884         439,739       2,207,930       1,035,949
  Change in unrealized gain (loss) on investments     (1,043,501)      2,894,709       2,012,302       2,154,124
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............      2,209,383       3,334,448       4,220,232       3,190,073
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................      1,559,466       1,028,884       2,528,165         420,937
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........      3,666,719       4,279,589       6,545,388       3,428,889
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     17,187,231      13,782,024       6,866,625       6,128,449
  Transfers between funds........................      2,340,278       1,770,973      (4,825,633)      3,513,641
  Redemptions....................................     (3,613,020)     (1,367,993)     (2,061,683)     (1,163,627)
  Annuity benefits ..............................           (711)           --              (783)           --
  Adjustments to maintain reserves...............            551           2,091            (188)            129
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................     15,914,329      14,187,095         (21,662)      8,478,592
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............     19,581,048      18,466,684       6,523,726      11,907,481
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......     29,458,165      10,991,481      24,529,865      12,622,384
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............     49,039,213      29,458,165      31,053,591      24,529,865
                                                    ============    ============    ============    ============

                        NATIONWIDE VA SEPARATE ACCOUNT-B

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                              FIDVIPHI                        FIDVIPOV
                                                     ---------------------------     ---------------------------
                                                        1998            1997            1998            1997
                                                    -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $   1,651,369         337,770          82,111          27,355
  Mortality, expense and administration
    charges (note 2).............................      (411,908)       (144,268)        (77,315)        (41,098)
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................     1,239,461         193,502           4,796         (13,743)
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........    34,216,558       4,973,688      29,186,608       3,062,464
  Cost of mutual fund shares sold................   (36,081,568)     (4,894,377)    (28,928,508)     (2,836,711)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........    (1,865,010)         79,311         258,100         225,753
  Change in unrealized gain (loss) on investments    (2,094,999)        975,597         253,115        (150,814)
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............    (3,960,009)      1,054,908         511,215          74,939
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................     1,049,307          41,747         242,012         108,590
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........    (1,671,241)      1,290,157         758,023         169,786
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................    17,519,558      12,510,478       2,071,208       2,013,073
  Transfers between funds........................    (1,398,748)      1,193,107        (270,743)        191,729
  Redemptions....................................    (2,706,795)       (678,694)       (491,688)       (195,586)
  Annuity benefits ..............................  ------------    ------------    ------------    ------------
  Adjustments to maintain reserves...............           (64)            (65)             44              80
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................    13,413,951      13,024,826       1,308,821       2,009,296
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............    11,742,710      14,314,983       2,066,844       2,179,082
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......    20,215,332       5,900,349       3,619,156       1,440,074
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $  31,958,042      20,215,332       5,686,000       3,619,156
                                                   ============    ============    ============    ============

                                                               FIDVIPAM                      FIDVIPCON
                                                      ---------------------------     --------------------------
                                                         1998            1997             1998            1997
                                                     -------------   -------------   -------------  -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        169,515          46,047         111,354          79,097
  Mortality, expense and administration
    charges (note 2).............................       (111,292)        (42,376)       (355,761)       (206,479)
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................         58,223           3,671        (244,407)       (127,382)
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........      2,252,969         485,808      29,737,118      13,315,382
  Cost of mutual fund shares sold................     (2,135,006)       (441,012)    (27,128,669)    (12,210,990)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........        117,963          44,796       2,608,449       1,104,392
  Change in unrealized gain (loss) on investments        249,950         326,514       3,503,323       1,439,401
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............        367,913         371,310       6,111,772       2,543,793
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................        508,545         115,507         819,250         209,041
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........        934,681         490,488       6,686,615       2,625,452
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................      3,941,991       2,679,138       8,215,815       7,590,781
  Transfers between funds........................        359,310         755,845       3,891,022       4,579,042
  Redemptions....................................       (460,173)       (203,214)     (2,172,888)     (1,044,227)
  Annuity benefits ..............................   ------------    ------------    ------------    ------------
  Adjustments to maintain reserves...............             63             (46)            427             167
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................      3,841,191       3,231,723       9,934,376      11,125,763
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............      4,775,872       3,722,211      16,620,991      13,751,215
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......      4,846,817       1,124,606      21,505,171       7,753,956
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............      9,622,689       4,846,817      38,126,162      21,505,171
                                                    ============    ============    ============    ============

                                                                   (Continued)
                                       9

                        NATIONWIDE VA SEPARATE ACCOUNT-B

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                            FIDVIPGROP                        MSEMMKT
                                                    ---------------------------     ---------------------------
                                                       1998            1997            1998            1997
                                                   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $     44,124            --            24,096           2,855
  Mortality, expense and administration
    charges (note 2).............................      (213,834)         (9,973)         (3,100)           (826)
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................      (169,710)         (9,973)         20,996           2,029
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........     5,537,239         726,030         975,706         163,852
  Cost of mutual fund shares sold................    (5,154,732)       (716,514)     (1,073,479)       (173,412)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........       382,507           9,516         (97,773)         (9,560)
  Change in unrealized gain (loss) on investments     2,707,877         122,846         (10,716)         (8,208)
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............     3,090,384         132,362        (108,489)        (17,768)
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................       153,385            --              --             1,239
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........     3,074,059         122,389         (87,493)        (14,500)
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     5,943,854       1,745,119         140,519          10,146
  Transfers between funds........................    10,961,989       1,150,039         220,119         115,222
  Redemptions....................................    (1,426,662)        (59,495)        (41,788)         (4,078)
  Annuity benefits ..............................  ------------    ------------    ------------    ------------
  Adjustments to maintain reserves...............           (49)           (184)            (16)           --
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................    15,479,132       2,835,479         318,834         121,290
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............    18,553,191       2,957,868         231,341         106,790
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......     2,957,868            --           106,790            --
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $  21,511,059       2,957,868         338,131         106,790
                                                   ============    ============    ============    ============

                                                              NSATCAPAP                        NSATGVTBD
                                                     ---------------------------      ---------------------------
                                                        1998            1997             1998            1997
                                                    -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        121,205          28,299         530,836         137,812
  Mortality, expense and administration
    charges (note 2).............................       (194,651)        (36,484)       (129,786)        (29,398)
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................        (73,446)         (8,185)        401,050         108,414
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........      8,182,493       2,917,900      14,587,330       1,955,059
  Cost of mutual fund shares sold................     (7,321,337)     (2,600,662)    (14,190,888)     (1,883,110)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........        861,156         317,238         396,442          71,949
  Change in unrealized gain (loss) on investments      1,616,515         246,705        (294,787)        (11,975)
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............      2,477,671         563,943         101,655          59,974
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................        824,866          97,097          72,331            --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........      3,229,091         652,855         575,036         168,388
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     10,137,216       2,518,104       6,945,212       1,694,494
  Transfers between funds........................     12,658,826          57,514       4,673,391       1,216,393
  Redemptions....................................       (987,832)       (557,273)     (1,039,812)       (465,572)
  Annuity benefits ..............................   ------------    ------------    ------------    ------------
  Adjustments to maintain reserves...............           (148)             59              28               8
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................     21,808,062       2,018,404      10,578,819       2,445,323
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............     25,037,153       2,671,259      11,153,855       2,613,711
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......      4,591,009       1,919,750       3,920,140       1,306,429
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............     29,628,162       4,591,009      15,073,995       3,920,140
                                                    ============    ============    ============    ============

                        NATIONWIDE VA SEPARATE ACCOUNT-B

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                             NSATMYMKT                      NSATSMCAPV
                                                    ---------------------------     ---------------------------
                                                       1998            1997            1998            1997
                                                   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $   2,938,981       1,083,859            --              --
  Mortality, expense and administration
    charges (note 2).............................      (833,529)       (307,636)         (3,866)           --
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................     2,105,452         776,223          (3,866)           --
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........   295,687,265      98,322,127       3,943,236            --
  Cost of mutual fund shares sold................  (295,687,265)    (98,322,127)     (3,883,376)           --
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........          --              --            59,860            --
  Change in unrealized gain (loss) on investments          --              --            16,870            --
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............          --              --            76,730            --
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................          --              --              --              --
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........     2,105,452         776,223          72,864            --
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................    82,240,994      57,123,968          38,202            --
  Transfers between funds........................   (44,327,285)    (33,482,476)        418,553            --
  Redemptions....................................   (17,913,246)     (4,787,228)        (33,044)           --
  Annuity benefits ..............................          --              --              --              --
  Adjustments to maintain reserves...............        (6,570)           (404)              3            --
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................    19,993,893      18,853,860         423,714            --
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............    22,099,345      19,630,083         496,578            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......    29,048,680       9,418,597            --              --
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $  51,148,025      29,048,680         496,578            --
                                                   ============    ============    ============    ============

                                                             NSATSMCO                       NSATTOTRE
                                                    ---------------------------    ---------------------------
                                                       1998            1997             1998            1997
                                                   -------------   -------------  -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         --              --           106,763          51,421
  Mortality, expense and administration
    charges (note 2).............................     (113,941)        (51,451)       (140,429)        (46,011)
                                                  ------------    ------------    ------------    ------------
    Net investment activity......................     (113,941)        (51,451)        (33,666)          5,410
                                                  ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........   12,581,286       2,809,142       3,147,742         639,641
  Cost of mutual fund shares sold................  (13,368,773)     (2,497,219)     (2,495,533)       (521,320)
                                                  ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........     (787,487)        311,923         652,209         118,321
  Change in unrealized gain (loss) on investments      965,697           5,784         250,851         329,844
                                                  ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............      178,210         317,707         903,060         448,165
                                                  ------------    ------------    ------------    ------------
  Reinvested capital gains.......................         --           163,972         507,144         180,642
                                                  ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........       64,269         430,228       1,376,538         634,217
                                                  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................    3,669,854       2,904,246       5,926,331       2,504,724
  Transfers between funds........................     (266,510)      1,438,504       1,236,248       1,827,273
  Redemptions....................................     (660,591)       (257,483)     (1,081,832)       (274,662)
  Annuity benefits ..............................         (369)           --              --              --
  Adjustments to maintain reserves...............         (484)            (39)             50              82
                                                  ------------    ------------    ------------    ------------
      Net equity transactions....................    2,741,900       4,085,228       6,080,797       4,057,417
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............    2,806,169       4,515,456       7,457,335       4,691,634
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......    5,965,693       1,450,237       5,737,078       1,045,444
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............    8,771,862       5,965,693      13,194,413       5,737,078
                                                  ============    ============    ============    ============

                                                                    (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                             NBAMTGRO                       NBAMTGUARD
                                                    ---------------------------     ---------------------------
                                                        1998            1997            1998            1997
                                                   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $        --              --              --              --
  Mortality, expense and administration
    charges (note 2).............................       (24,594)        (20,908)         (4,269)           --
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................       (24,594)        (20,908)         (4,269)           --
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........     2,684,965       6,321,736       1,888,089            --
  Cost of mutual fund shares sold................    (2,990,491)     (6,182,637)     (2,041,785)           --
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........      (305,526)        139,099        (153,696)           --
  Change in unrealized gain (loss) on investments       218,132         103,035          72,266            --
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............       (87,394)        242,134         (81,430)           --
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................       353,652          65,376            --              --
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........       241,664         286,602         (85,699)           --
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................       955,194         557,548         357,425            --
  Transfers between funds........................       862,118         130,489         438,620            --
  Redemptions....................................      (221,438)       (161,294)        (18,761)           --
  Annuity benefits ..............................          --              --              --              --
  Adjustments to maintain reserves...............            (1)             15              (6)           --
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................     1,595,873         526,758         777,278            --
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............     1,837,537         813,360         691,579            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......     1,422,982         609,622            --              --
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $   3,260,519       1,422,982         691,579            --
                                                   ============    ============    ============    ============

                                                               NBAMTLMAT                        NBAMTPART
                                                      ---------------------------      ---------------------------
                                                          1998            1997             1998            1997
                                                     -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        383,662         258,163          51,137          20,903
  Mortality, expense and administration
    charges (note 2).............................       (100,735)        (71,942)       (292,955)       (164,270)
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................        282,927         186,221        (241,818)       (143,367)
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........      4,392,774       4,094,715      31,975,759      13,279,727
  Cost of mutual fund shares sold................     (4,372,745)     (4,068,427)    (33,531,240)    (11,966,396)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........         20,029          26,288      (1,555,481)      1,313,331
  Change in unrealized gain (loss) on investments       (115,698)         34,840         125,336       1,003,571
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............        (95,669)         61,128      (1,430,145)      2,316,902
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................           --              --         1,610,813         321,907
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........        187,258         247,349         (61,150)      2,495,442
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................      5,590,575       5,079,839       8,523,714       5,824,372
  Transfers between funds........................     (2,604,986)     (1,711,098)       (492,756)      5,978,753
  Redemptions....................................       (726,206)     (1,222,649)     (1,718,726)       (733,276)
  Annuity benefits ..............................           --              --              (369)           --
  Adjustments to maintain reserves...............             16               9          (2,241)              7
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................      2,259,399       2,146,101       6,309,622      11,069,856
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............      2,446,657       2,393,450       6,248,472      13,565,298
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......      6,461,890       4,068,440      18,361,316       4,796,018
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............      8,908,547       6,461,890      24,609,788      18,361,316
                                                    ============    ============    ============    ============

                        NATIONWIDE VA SEPARATE ACCOUNT-B

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                             OPPBDFD                        OPPGLSEC
                                                    ---------------------------     ---------------------------
                                                      1998            1997            1998            1997
                                                   ------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $      95,707         197,133         117,153          22,759
  Mortality, expense and administration
    charges (note 2).............................      (113,685)        (44,787)       (101,065)        (43,231)
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................       (17,978)        152,346          16,088         (20,472)
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........     2,568,684       2,061,340       3,307,812         744,294
  Cost of mutual fund shares sold................    (2,486,541)     (2,018,985)     (2,953,078)       (568,436)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........        82,143          42,355         354,734         175,858
  Change in unrealized gain (loss) on investments       229,678          48,032         225,573         309,552
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............       311,821          90,387         580,307         485,410
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................        86,615           8,144         440,985            --
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........       380,458         250,877       1,037,380         464,938
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     4,816,861       1,887,783       4,409,750       2,335,737
  Transfers between funds........................     2,107,953         493,944         722,373         519,017
  Redemptions....................................      (836,169)       (511,176)       (597,013)       (236,334)
  Annuity benefits ..............................          --              --              (555)           --
  Adjustments to maintain reserves...............            22              (7)           (259)             39
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................     6,088,667       1,870,544       4,534,296       2,618,459
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............     6,469,125       2,121,421       5,571,676       3,083,397
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......     4,255,487       2,134,066       4,374,815       1,291,418
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $  10,724,612       4,255,487       9,946,491       4,374,815
                                                   ============    ============    ============    ============

                                                              OPPGRO                           OPPMULT
                                                     ---------------------------      ---------------------------
                                                       1998            1997             1998            1997
                                                    -------------  -------------    -------------  -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          1,770            --            32,207          75,849
  Mortality, expense and administration
    charges (note 2).............................         (9,900)           (429)        (63,381)        (26,768)
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................         (8,130)           (429)        (31,174)         49,081
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........        327,310          84,498       1,047,503       1,002,267
  Cost of mutual fund shares sold................       (334,321)        (87,993)     (1,009,629)       (911,071)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........         (7,011)         (3,495)         37,874          91,196
  Change in unrealized gain (loss) on investments        172,182          (1,226)        (44,041)         70,280
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............        165,171          (4,721)         (6,167)        161,476
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................         21,359            --           186,801          26,880
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........        178,400          (5,150)        149,460         237,437
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................        677,648          83,147       1,721,887       2,187,072
  Transfers between funds........................        449,508          64,419         355,122         413,253
  Redemptions....................................        (41,990)            (37)       (500,624)        (60,166)
  Annuity benefits ..............................           --              --              --              --
  Adjustments to maintain reserves...............              2               7               5            (186)
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................      1,085,168         147,536       1,576,390       2,539,973
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............      1,263,568         142,386       1,725,850       2,777,410
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......        142,386            --         3,224,563         447,153
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............      1,405,954         142,386       4,950,413       3,224,563
                                                    ============    ============    ============    ============

                                                                   (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                              STOPP2                          STDISC2
                                                    ---------------------------     ---------------------------
                                                       1998            1997            1998            1997
                                                   -------------   -------------   -------------   -------------

INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $      22,334          33,272            --              --
  Mortality, expense and administration
    charges (note 2).............................      (131,492)       (130,868)        (17,066)        (19,756)
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................      (109,158)        (97,596)        (17,066)        (19,756)
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........    11,862,831      13,162,912       1,375,858       4,012,306
  Cost of mutual fund shares sold................   (10,831,437)    (12,494,689)     (1,352,631)     (3,727,265)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........     1,031,394         668,223          23,227         285,041
  Change in unrealized gain (loss) on investments      (689,209)        827,058          43,397         (56,510)
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............       342,185       1,495,281          66,624         228,531
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................     1,068,077         355,754          17,503            --
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........     1,301,104       1,753,439          67,061         208,775
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     4,070,443       3,964,068         408,343         791,629
  Transfers between funds........................    (7,922,848)      1,274,003        (332,842)       (471,966)
  Redemptions....................................    (1,027,921)       (658,713)       (105,073)       (243,741)
  Annuity benefits ..............................  ------------    ------------    ------------    ------------
  Adjustments to maintain reserves...............            62            (124)           --                38
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................    (4,880,264)      4,579,234         (29,572)         75,960
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............    (3,579,160)      6,332,673          37,489         284,735
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......    13,294,201       6,961,528       1,101,162         816,427
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $   9,715,041      13,294,201       1,138,651       1,101,162
                                                   ============    ============    ============    ============

                                                              STINTSTK2                        VEWRLDBD
                                                     ---------------------------      ---------------------------
                                                        1998            1997             1998            1997
                                                    -------------   -------------   -------------    -------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         30,032          47,896          17,723          30,017
  Mortality, expense and administration
    charges (note 2).............................        (32,452)        (43,210)        (34,838)        (19,604)
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................         (2,420)          4,686         (17,115)         10,413
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........      3,587,363       1,174,862       3,158,808         475,287
  Cost of mutual fund shares sold................     (3,904,675)     (1,210,804)     (2,907,439)       (481,377)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........       (317,312)        (35,942)        251,369          (6,090)
  Change in unrealized gain (loss) on investments        414,317        (542,090)         32,925          27,767
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............         97,005        (578,032)        284,294          21,677
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................           --            69,509            --              --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........         94,585        (503,837)        267,179          32,090
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................        728,870       1,870,857         514,516       1,130,555
  Transfers between funds........................     (2,029,890)       (427,717)        (16,366)         48,037
  Redemptions....................................       (309,814)       (313,725)       (499,763)        (53,183)
  Annuity benefits ..............................   ------------    ------------    ------------    ------------
  Adjustments to maintain reserves...............             13          (1,009)             32              20
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................     (1,610,821)      1,128,406          (1,581)      1,125,429
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............     (1,516,236)        624,569         265,598       1,157,519
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......      2,891,518       2,266,949       1,931,919         774,400
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............      1,375,282       2,891,518       2,197,517       1,931,919
                                                    ============    ============    ============    ============

                        NATIONWIDE VA SEPARATE ACCOUNT-B

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                            VEWRLDEMKT                       VEWRLDHAS
                                                    ---------------------------     ---------------------------
                                                       1998            1997            1998            1997
                                                   -------------   -------------   -------------   -------------

INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $      11,626           3,520          12,719          14,354
  Mortality, expense and administration
    charges (note 2).............................       (17,849)        (15,983)        (17,337)        (18,473)
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................        (6,223)        (12,463)         (4,618)         (4,119)
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........     2,802,893       2,611,677       4,026,414       1,170,448
  Cost of mutual fund shares sold................    (3,745,736)     (2,534,542)     (4,792,158)     (1,170,355)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........      (942,843)         77,135        (765,744)             93
  Change in unrealized gain (loss) on investments       435,520        (387,463)         52,953         (94,132)
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............      (507,323)       (310,328)       (712,791)        (94,039)
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................        10,334            --           312,331          19,447
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........      (503,212)       (322,791)       (405,078)        (78,711)
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................       424,278       1,226,712         107,275         751,547
  Transfers between funds........................      (249,999)        882,679        (196,342)        106,718
  Redemptions....................................      (143,026)       (251,274)        (71,688)        (49,249)
  Annuity benefits ..............................  ------------    ------------    ------------    ------------
  Adjustments to maintain reserves...............           209            --              (938)              2
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................        31,462       1,858,117        (161,693)        809,018
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............      (471,750)      1,535,326        (566,771)        730,307
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......     1,542,884           7,558       1,447,250         716,943
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $   1,071,134       1,542,884         880,479       1,447,250
                                                   ============    ============    ============    ============

                                                               MSRESEC                          WPINTEQ
                                                     ---------------------------      ---------------------------
                                                        1998            1997             1998           1997
                                                    -------------   -------------   -------------   -------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         12,621         189,133          36,266          58,498
  Mortality, expense and administration
    charges (note 2).............................       (107,856)        (62,959)       (109,346)        (93,063)
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................        (95,235)        126,174         (73,080)        (34,565)
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........      4,004,520       1,455,763      19,997,179         998,275
  Cost of mutual fund shares sold................     (4,232,713)     (1,231,322)    (20,633,499)       (933,450)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........       (228,193)        224,441        (636,320)         64,825
  Change in unrealized gain (loss) on investments       (858,233)        (95,680)      1,103,564        (915,087)
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............     (1,086,426)        128,761         467,244        (850,262)
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................        124,195         629,933            --           404,844
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........     (1,057,466)        884,868         394,164        (479,983)
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................      2,531,387       4,083,002       1,577,242       3,807,280
  Transfers between funds........................     (1,647,687)        892,778      (2,035,796)        490,876
  Redemptions....................................       (700,428)       (186,537)       (634,936)       (600,892)
  Annuity benefits ..............................   ------------    ------------    ------------    ------------
  Adjustments to maintain reserves...............            (83)              1              60            (294)
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................        183,189       4,789,244      (1,093,430)      3,696,970
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............       (874,277)      5,674,112        (699,266)      3,216,987
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......      7,434,472       1,760,360       7,309,529       4,092,542
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............      6,560,195       7,434,472       6,610,263       7,309,529
                                                    ============    ============    ============    ============

                                                                    (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                            WPPVENCAP                       WPSMCOGR
                                                   ---------------------------     ---------------------------
                                                      1998            1997            1998            1997
                                                  -------------   -------------   -------------   -------------

INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $        --               74           --             --
  Mortality, expense and administration
    charges (note 2).............................       (10,924)        (4,887)      (136,302)       (95,779)
                                                   ------------   ------------   ------------   ------------
    Net investment activity......................       (10,924)        (4,813)      (136,302)       (95,779)
                                                   ------------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold..........     2,171,632      2,232,029      4,207,436      5,589,618
  Cost of mutual fund shares sold................    (2,299,785)    (2,262,483)    (3,696,720)    (5,275,571)
                                                   ------------   ------------   ------------   ------------
    Realized gain (loss) on investments..........      (128,153)       (30,454)       510,716        314,047
  Change in unrealized gain (loss) on investments        98,230         (5,984)      (683,979)       797,552
                                                   ------------   ------------   ------------   ------------
    Net gain (loss) on investments...............       (29,923)       (36,438)      (173,263)     1,111,599
                                                   ------------   ------------   ------------   ------------
  Reinvested capital gains.......................          --             --             --             --
                                                   ------------   ------------   ------------   ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........       (40,847)       (41,251)      (309,565)     1,015,820
                                                   ------------   ------------   ------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................       201,805        380,854      2,381,399      3,502,163
  Transfers between funds........................       275,542        181,949      1,015,890        (15,708)
  Redemptions....................................       (64,812)       (13,836)      (800,217)      (521,885)
  Annuity benefits ..............................          --             --             --             --
  Adjustments to maintain reserves...............             6             23            (45)          (661)
                                                   ------------   ------------   ------------   ------------
      Net equity transactions....................       412,541        548,990      2,597,027      2,963,909
                                                   ------------   ------------   ------------   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............       371,694        507,739      2,287,462      3,979,729
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......       515,118          7,379      8,686,435      4,706,706
                                                   ------------   ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $     886,812        515,118     10,973,897      8,686,435
                                                   ============   ============   ============   ============






See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997




(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP)
                American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan
                Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998.

                                                                                                    ANNUAL
Contract owners' equity represented by:            UNITS       UNIT VALUE                          RETURN(b)
                                                 --------      ----------                          ---------
American Century VP -
American Century VP Balanced:
   Tax qualified ............................         88,999   $  14.156329   $  1,259,899             14%
   Non-tax qualified ........................        192,338      14.156329      2,722,800             14%

American Century VP -
American Century VP Capital Appreciation:
   Tax qualified ............................         53,093       8.614847        457,388             (4)%
   Non-tax qualified ........................        126,997       8.614847      1,094,060             (4)%

American Century VP -
American Century VP Income & Growth:
   Tax qualified ............................         48,895      10.814821        528,791              8%(a)
   Non-tax qualified ........................        180,254      10.814821      1,949,415              8%(a)

American Century VP -
American Century VP International:
   Tax qualified ............................        263,771      15.247438      4,021,832             17%
   Non-tax qualified ........................        631,540      15.247438      9,629,367             17%

American Century VP -
American Century VP Value:
   Tax qualified ............................         62,022      13.017145        807,349              3%
   Non-tax qualified ........................        189,388      13.017145      2,465,291              3%

The Dreyfus Socially Responsible
Growth Fund, Inc.:
   Tax qualified ............................        131,385      18.402864      2,417,860             28%
   Non-tax qualified ........................        164,801      18.402864      3,032,810             28%

Dreyfus Stock Index Fund:
   Tax qualified ............................      1,097,971      19.279341     21,168,157             26%
   Non-tax qualified ........................      1,707,874      19.279341     32,926,685             26%

Dreyfus VIF - Capital Appreciation Portfolio:
   Tax qualified ............................        129,414      13.070279      1,691,477             28%
   Non-tax qualified ........................        243,945      13.070279      3,188,429             28%

Dreyfus VIF - Growth and Income Portfolio:
   Tax qualified ............................        122,527      12.603139      1,544,225             10%
   Non-tax qualified ........................        151,537      12.603139      1,909,842             10%

Fidelity VIP - Equity-Income Portfolio:
   Tax qualified ............................      1,277,079      15.220240     19,437,449             10%
   Non-tax qualified ........................      1,944,054      15.220240     29,588,968             10%

Fidelity VIP - Growth Portfolio:
   Tax qualified ............................        670,173      18.497774     12,396,709             37%
   Non-tax qualified ........................      1,007,812      18.497774     18,642,279             37%

Fidelity VIP - High Income Portfolio:
   Tax qualified ............................        946,162      11.993921     11,348,192             (6)%
   Non-tax qualified ........................      1,718,358      11.993921     20,609,850             (6)%

Fidelity VIP - Overseas Portfolio:
   Tax qualified ............................        148,300      13.334585      1,977,519             11%
   Non-tax qualified ........................        278,110      13.334585      3,708,481             11%

Fidelity VIP-II - Asset Manager Portfolio:
   Tax qualified ............................        192,670      14.869310      2,864,870             13%
   Non-tax qualified ........................        454,481      14.869310      6,757,819             13%

Fidelity VIP-II - Contrafund Portfolio:
   Tax qualified ..........................        770,623      18.517428     14,269,956             28%
   Non-tax qualified ......................      1,288,311      18.517428     23,856,206             28%

Fidelity VIP-III -
Growth Opportunities Portfolio:
   Tax qualified ..........................        292,587      13.416112      3,925,380             23%
   Non-tax qualified ......................      1,310,788      13.416112     17,585,679             23%

Morgan Stanley -
Emerging Markets Debt Portfolio:
   Tax qualified ..........................         30,554       6.919419        211,416            (29)%
   Non-tax qualified ......................         18,313       6.919419        126,715            (29)%

Nationwide SAT - Capital Appreciation Fund:
   Tax qualified ..........................        622,770      20.201552     12,580,921             28%
   Non-tax qualified ......................        843,858      20.201552     17,047,241             28%

Nationwide SAT - Government Bond Fund:
   Tax qualified ..........................        463,915      11.772852      5,461,603              7%
   Non-tax qualified ......................        816,488      11.772852      9,612,392              7%

Nationwide SAT - Money Market Fund:
   Tax qualified ..........................      1,007,530      11.112968     11,196,649              4%
   Non-tax qualified ......................      3,595,023      11.112968     39,951,376              4%

Nationwide SAT - Small Cap Value Fund:
   Tax qualified ..........................         17,530       8.520115        149,358             (15)%(a)
   Non-tax qualified ......................         40,753       8.520115        347,220             (15)%(a)

Nationwide SAT - Small Company Fund:
   Tax qualified ..........................        207,507      13.989917      2,903,006              0%
   Non-tax qualified ......................        419,008      13.989917      5,861,887              0%

Nationwide SAT - Total Return Fund:
   Tax qualified ..........................        285,960      17.276235      4,940,312             16%
   Non-tax qualified ......................        477,772      17.276235      8,254,101             16%

Neuberger &Berman AMT - Growth Portfolio:
   Tax qualified ..........................         54,978      15.154915        833,187             14%
   Non-tax qualified ......................        160,168      15.154915      2,427,332             14%

Neuberger & Berman AMT -
Guardian Portfolio:
   Tax qualified ..........................         20,062       9.272982        186,035              (7)%(a)
   Non-tax qualified ......................         54,518       9.272982        505,544              (7)%(a)

Neuberger &Berman AMT -
Limited Maturity Bond Portfolio:
   Tax qualified ..........................        250,457      11.048525      2,767,180              3%
   Non-tax qualified ......................        555,854      11.048525      6,141,367              3%

Neuberger &Berman AMT Partners Portfolio:
   Tax qualified ..........................        613,192      16.270918      9,977,197              3%
   Non-tax qualified ......................        898,907      16.270918     14,626,042              3%

Oppenheimer VAF - Bond Fund:
   Tax qualified ..........................        212,964      11.659886      2,483,136              5%
   Non-tax qualified ......................        706,823      11.659886      8,241,476              5%

Oppenheimer VAF - Global Securities Fund:
   Tax qualified ..........................        273,864      15.232440      4,171,617             12%
   Non-tax qualified ......................        378,435      15.232440      5,764,488             12%

                                                                   (Continued)
                                       21

Oppenheimer VAF - Growth Fund:
   Tax qualified ...............................             42,851          12.734164            545,672                 22%
   Non-tax qualified ...........................             67,557          12.734164            860,282                 22%

Oppenheimer VAF - Multiple Strategies Fund:
   Tax qualified ...............................             92,773          13.513276          1,253,667                  5%
   Non-tax qualified ...........................            273,564          13.513276          3,696,746                  5%

Strong Opportunity Fund II, Inc.:
   Tax qualified ...............................            160,731          15.660253          2,517,088                 12%
   Non-tax qualified ...........................            459,632          15.660253          7,197,953                 12%

Strong VIF - Strong Discovery Fund II:
   Tax qualified ...............................             26,911          11.491081            309,236                  6%
   Non-tax qualified ...........................             72,179          11.491081            829,415                  6%

Strong VIF -
Strong International Stock Fund II:
   Tax qualified ...............................             45,767           8.367348            382,948                 (6)%
   Non-tax qualified ...........................            118,596           8.367348            992,334                 (6)%

Van Eck WIT - Worldwide Bond Fund:
   Tax qualified ...............................             54,874          11.425229            626,948                 11%
   Non-tax qualified ...........................            137,465          11.425229          1,570,569                 11%

Van Eck WIT -
Worldwide Emerging Markets Fund:
   Tax qualified ...............................             37,152           5.698612            211,715                (35)%
   Non-tax qualified ...........................            150,812           5.698612            859,419                (35)%

Van Eck WIT - Worldwide Hard Assets Fund:
   Tax qualified ...............................             27,382           6.678951            182,883                (32)%
   Non-tax qualified ...........................            104,447           6.678951            697,596                (32)%

Van Kampen American Capital LIT-
Morgan Stanley Real Estate Securities Portfolio:
   Tax qualified ...............................            126,607          14.207613          1,798,783                (13)%
   Non-tax qualified ...........................            335,131          14.207613          4,761,412                (13)%

Warburg Pincus Trust -
International Equity Portfolio:
   Tax qualified ...............................            190,052          10.451107          1,986,254                  4%
   Non-tax qualified ...........................            442,442          10.451107          4,624,009                  4%

Warburg Pincus Trust -
Post Venture Capital Portfolio:
   Tax qualified ...............................             20,180          11.915674            240,458                  5%
   Non-tax qualified ...........................             54,244          11.915674            646,354                  5%

Warburg Pincus Trust -
Small Company Growth Portfolio:
   Tax qualified ...............................            187,796          12.254943          2,301,429                 (4)%
   Non-tax qualified ...........................            707,671          12.254943          8,672,468                 (4)%
                                                   ================   ================

Reserve for annuity contracts in payout phase:
   Tax qualified ...............................                                                   67,617
                                                                                         ----------------

                                                                                         $    504,387,087
                                                                                         ================

(a) This investment option was not being utilized for the entire period. Accordingly, the annual return was computed for such period as the investment option was utilized.

(b) The annual return does not include contract charges satisfied by surrendering units.

================================================================================

                          Independent Auditors' Report
--------------------------------------------------------------------------------

The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VA Separate Account-B:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-B as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VA Separate Account-B as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

================================================================================

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA * COLUMBUS, OHIO 43215-2220


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